Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 1)	¥ 520,645	¥ 721,814
Short-term investments (Note 2)	956	1,965
Trade receivables, net (Notes 3 and 15)	612,953	650,872
Inventories (Notes 4 and 15)	611,281	570,033
Prepaid expenses and other current assets (Notes 6, 15 and 18)	304,346	287,965
Total current assets	2,050,181	2,232,649
Noncurrent receivables (Note 19)	18,230	35,444
Investments (Note 2)	42,556	48,320
Property, plant and equipment, net (Notes 5 and 6)	1,090,992	1,126,620
Intangible assets, net (Notes 7 and 8)	391,021	420,972
Goodwill (Notes 7 and 8)	908,511	936,722
Other assets (Notes 6, 11 and 12)	397,974	397,564
Total assets	4,899,465	5,198,291
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	38,527	39,328
Trade payables (Note 10)	352,489	380,654
Accrued income taxes (Note 12)	41,264	77,501
Accrued expenses (Notes 11, 15 and 19)	321,137	330,188
Other current liabilities (Notes 5, 15 and 18)	276,237	281,809
Total current liabilities	1,029,654	1,109,480
Long-term debt, excluding current installments (Notes 9 and 20)	361,962	493,238
Accrued pension and severance cost (Note 11)	382,789	365,582
Other noncurrent liabilities (Note 12)	107,147	133,816
Total liabilities	1,881,552	2,102,116
Commitments and contingent liabilities (Note 19)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2018 and 2017	174,762	174,762
Additional paid-in capital	404,389	401,386
Legal reserve (Note 13)	67,116	66,879
Retained earnings (Note 13)	3,508,908	3,429,312
Accumulated other comprehensive income (loss) (Note 14)	(269,071)	(143,228)
Treasury stock, at cost; 254,013,641 shares in 2018 and 254,007,681 shares in 2017	(1,058,502)	(1,058,481)
Total Canon Inc. shareholders' equity	2,827,602	2,870,630
Noncontrolling interests	190,311	225,545
Total equity	3,017,913	3,096,175
Total liabilities and equity	¥ 4,899,465	¥ 5,198,291